Fair Value of Assets and Liabilities - Additional Information about Servicing Assets and Liabilities Measured Using Different Market Servicing Rates and Different Prepayment (Details) (Parenthetical)	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Change in rate	0.10%	0.10%